UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          February 14, 2007
----------------------        ------------------------     ---------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $ 94,562
                                         (thousands)


List of Other Included Managers: NONE


                                                    FORM 13F INFORMATION TABLE
                                                    STG Capital Management, LP



COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                              VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGERS   SOLE    SHARED  NONE
--------------                  --------------   -----       --------  -------  --- ----   ----------  -----   ----    ------  ----
ACTIONS SEMICONDUCTOR CO LTD    ADR              00507E107   1951      235000   SH         SOLE                235000  0       0
ARIBA INC                       COM NEW          04033V203   3427      442800   SH         SOLE                442800  0       0
ATHEROS COMMUNICATIONS INC      COM              04743P108   3219      151000   SH         SOLE                151000  0       0
ATMI INC                        COM              00207R101   2012       65900   SH         SOLE                 65900  0       0
BEA SYS INC                     COM              073325102   3850      306000   SH         SOLE                306000  0       0
BUSINESS OBJECTS SA             SPONSORED ADR    12328X107   4340      110000   SH         SOLE                110000  0       0
CHECK POINT SOFTWARE TECH LT    ORD              M22465104   2727      124400   SH         SOLE                124400  0       0
CONEXANT SYSTEMS INC            COM              207142100   1122      550000   SH         SOLE                550000  0       0
DEALERTRACK HLDGS INC           COM              242309102    588       20000   SH         SOLE                 20000  0       0
DOUBLE-TAKE SOFTWARE INC        COM ADDED        258598101    517       40100   SH         SOLE                 40100  0       0
FOUNDRY NETWORKS INC            COM              35063R100   1648      110000   SH         SOLE                110000  0       0
GILAT SATELLITE NETWORKDS LTD   SHS NEW          M51474118   1905      216200   SH         SOLE                216200  0       0
GOOGLE INC                      CL A             38259P508   2762        6000   SH         SOLE                  6000  0       0
INFINEON TECHNOLOGIES AG        SPONSORED ADR    45662N103   6187      441000   SH         SOLE                441000  0       0
INFORMATICA CORP                COM              45666Q102   3541      290000   SH         SOLE                290000  0       0
MAXIM INTEGRATED PRODS INC      COM              57772K101   1694       55300   SH         SOLE                 55300  0       0
MIPS TECHNOLOGIES INC           COM              604567107   1494      180000   SH         SOLE                180000  0       0
NETLOGIC MICROSYSTEMS INC       COM              64118B100   2147       99000   SH         SOLE                 99000  0       0
NOKIA CORP                      SPONSORED ADR    654902204   5080      250000   SH         SOLE                250000  0       0
ON SEMICONDUCTOR CORP           COM              682189105   4390      580000   SH         SOLE                580000  0       0
OPENWAVE SYS INC                COM NEW          683718308   1449      157000   SH         SOLE                157000  0       0
PEOPLESUPPORT INC               COM              712714302   1736       82500   SH         SOLE                 82500  0       0
SALESFORCE COM INC              COM              79466L302   3175       87100   SH         SOLE                 87100  0       0
SIGMA DESIGNS INC               COM              826565103   3377      132686   SH         SOLE                132686  0       0
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR    82706C108   6697      422000   SH         SOLE                422000  0       0
SONICWALL INC                   COM              835470105    842      100000   SH         SOLE                100000  0       0
SPANSION INC                    COM CL A         84649R101   2452      165000   SH         SOLE                165000  0       0
STANDARD MICROSYSTEMS CORP      COM              853626109   1310       46800   SH         SOLE                 46800  0       0
STREETTRACKS SER TR             SPDR HOMBUILD    86330E745   2019       54000   SH         SOLE                 54000  0       0
SYBASE INC                      COM              871130100   1270       51400   SH         SOLE                 51400  0       0
SYNAPTICS INC                   COM              87157D109   1722       58000   SH         SOLE                 58000  0       0
TESSERA TECHNOLOGIES INC        COM              88164L100    968       24000   SH         SOLE                 24000  0       0
TRANSWITCH CORP                 COM              894065101    591      422823   SH         SOLE                422823  0       0
UNITED MICROELECTRONICS CORP    SPONSORED ADR    910873207   1658      475000   SH         SOLE                475000  0       0
VICOR CORP                      COM              925815102   1850      166585   SH         SOLE                166585  0       0
VOLTERRA SEMICONDUCTOR CORP     COM              928708106   2458      163895   SH         SOLE                163895  0       0
WEBMETHODS INC                  COM              94768C108   2135      290000   SH         SOLE                290000  0       0
WEBSIDESTORY INC                COM              947685103   2849      225000   SH         SOLE                225000  0       0
WITNESS SYS INC                 COM              977424100   1403       80000   SH         SOLE                 80000  0       0


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